Note 25 Estimated benefit payments (Details) € in Millions	Dec. 31, 2022 EUR (€)
Not later than one year [member]
Estimated benefit payments [Line Items]
Estimated benefit payments	€ 700
Not later than one year [member] | SPAIN
Estimated benefit payments [Line Items]
Estimated benefit payments	522
Not later than one year [member] | MEXICO
Estimated benefit payments [Line Items]
Estimated benefit payments	159
Not later than one year [member] | TURKEY
Estimated benefit payments [Line Items]
Estimated benefit payments	19
Later than one year and not later than two years [member]
Estimated benefit payments [Line Items]
Estimated benefit payments	571
Later than one year and not later than two years [member] | SPAIN
Estimated benefit payments [Line Items]
Estimated benefit payments	384
Later than one year and not later than two years [member] | MEXICO
Estimated benefit payments [Line Items]
Estimated benefit payments	171
Later than one year and not later than two years [member] | TURKEY
Estimated benefit payments [Line Items]
Estimated benefit payments	16
Later than two years and not later than three years [member]
Estimated benefit payments [Line Items]
Estimated benefit payments	526
Later than two years and not later than three years [member] | SPAIN
Estimated benefit payments [Line Items]
Estimated benefit payments	326
Later than two years and not later than three years [member] | MEXICO
Estimated benefit payments [Line Items]
Estimated benefit payments	180
Later than two years and not later than three years [member] | TURKEY
Estimated benefit payments [Line Items]
Estimated benefit payments	20
Later than three years and not later than four years [member]
Estimated benefit payments [Line Items]
Estimated benefit payments	493
Later than three years and not later than four years [member] | SPAIN
Estimated benefit payments [Line Items]
Estimated benefit payments	279
Later than three years and not later than four years [member] | MEXICO
Estimated benefit payments [Line Items]
Estimated benefit payments	189
Later than three years and not later than four years [member] | TURKEY
Estimated benefit payments [Line Items]
Estimated benefit payments	24
Later than four years and not later than five years [member]
Estimated benefit payments [Line Items]
Estimated benefit payments	471
Later than four years and not later than five years [member] | SPAIN
Estimated benefit payments [Line Items]
Estimated benefit payments	242
Later than four years and not later than five years [member] | MEXICO
Estimated benefit payments [Line Items]
Estimated benefit payments	198
Later than four years and not later than five years [member] | TURKEY
Estimated benefit payments [Line Items]
Estimated benefit payments	31
Later than five years and not later than ten years [member]
Estimated benefit payments [Line Items]
Estimated benefit payments	2,208
Later than five years and not later than ten years [member] | SPAIN
Estimated benefit payments [Line Items]
Estimated benefit payments	794
Later than five years and not later than ten years [member] | MEXICO
Estimated benefit payments [Line Items]
Estimated benefit payments	1,148
Later than five years and not later than ten years [member] | TURKEY
Estimated benefit payments [Line Items]
Estimated benefit payments	€ 265